Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt as of December 31, 2018 consisted of the following:

December 31, 2018
Term credit facility	$492.5
3.912% Senior Notes due 2021	500.0
4.272% Senior Notes due 2023	750.0
4.900% Senior Notes due 2028	750.0
Other obligations	0.5
Unamortized debt issuance costs	(20.7)
2,472.3
Less current portion of long-term debt	(29.0)
Total long-term debt	$2,443.3